Note 14 - Commitments and Contingencies (Details) - Future non-cancellable minimum lease payments under operating and capital leases: (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2013
Future non-cancellable minimum lease payments under operating and capital leases: [Abstract]
June 30, 2014	€ 343
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
June 30, 2018	93
Total minimum lease payments	€ 991